Related party disclosures	12 Months Ended
Sep. 30, 2019
Related party disclosures
Related party disclosures

Note 36. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executives and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 31

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 27

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 31

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $347 million (2018: $348 million) to defined contribution plans and $28 million to defined benefit plans (2018: $30 million). Refer to Note 34.

Remuneration of KMP

Total remuneration of the KMP was:

	Short-term	Post Employment	Other Long-term	Termination	Share-based
$	Benefits	Benefits	Benefits	Benefits	Payments	Total
Consolidated
2019	23,805,197	712,883	36,572	558,984	20,691,480	45,805,116
2018	23,210,820	618,631	297,495	—	16,086,623	40,213,569
Parent Entity
2019	22,515,477	625,173	36,572	558,984	19,783,900	43,520,106
2018	21,807,008	537,187	297,495	—	15,301,417	37,943,107

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest Payable	Closing Loan	Number of KMP
$	for the Year	Balance	with Loans
2019	672,167	31,718,007	14
2018	650,969	17,498,526	13

Options and share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance options, performance share rights and unhurdled share rights held at 30 September 2019 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director & Chief Executive Officer
Brian Hartzer	Ranges from 1 October 2030 to 1 October 2033	840,679
Group Executives
Craig Bright	Ranges from 1 October 2033 to 1 October 2033	77,696
Lyn Cobley	Ranges from 1 October 2030 to 1 October 2033	356,810
Peter King	Ranges from 1 October 2030 to 1 October 2033	340,558
Rebecca Lim	Ranges from 1 October 2030 to 1 October 2033	193,217
David Lindberg	Ranges from 1 October 2030 to 1 April 2034	319,482
Carolyn McCann	Ranges from 1 October 2030 to 1 October 2033	78,548
David McLean	Ranges from 1 October 2022 to 1 October 2033	366,163
Christine Parker	Ranges from 1 October 2030 to 1 October 2033	260,523
David Stephen	Ranges from 1 October 2032 to 1 October 2033	278,698
Gary Thursby	Ranges from 1 October 2030 to 1 October 2033	213,978
Alastair Welsh	Ranges from 1 October 2030 to 1 October 2030	14,944
Former Group Executive
Brad Cooper	Ranges from 1 October 2030 to 1 October 2033	349,204
Dave Curran	Ranges from 1 October 2030 to 1 October 2033	246,376
George Frazis	Ranges from 1 October 2030 to 1 October 2033	332,577

The Group has not issued any options during the year and previously issued options has either been exercised or lapsed as at 1 October 2018.